Revenue - Analysis of revenue by category (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Revenue from External Customer [Line Items]
Revenue	$ 170	$ 156	$ 494	$ 647	$ 743	$ 57,088	$ 16,104
Licensing agreements
Revenue from External Customer [Line Items]
Revenue	$ 170	$ 156	$ 494	$ 647	743	56,761	15,678
Research collaboration agreement
Revenue from External Customer [Line Items]
Revenue					$ 0	$ 327	$ 426